Considerations Concerning the Adoption of the Accounting Policy and Key Factors of Uncertainty in Estimation	12 Months Ended
Dec. 31, 2024
Disclosure of changes in accounting estimates [abstract]
Considerations Concerning the Adoption of the Accounting Policy and Key Factors of Uncertainty in Estimation
Note 4 - Considerations Concerning the Adoption of the Accounting Policy and Key Factors of Uncertainty in Estimation

A.
General

In the implementation of the Group’s accounting policy, as described in Note 2 above, Company management is required, in certain cases, to use extensive accounting judgment regarding estimates and assumptions in connection with the carrying values of assets and liabilities which are not necessarily available from other sources. These estimates and assumptions are based on past experience and on other factors considered relevant. Actual results may differ from these estimates.

The underlying estimates and assumptions are evaluated by management on an ongoing basis. Changes in accounting estimates are recognized only in the period when the change in estimate was made, if the change only affects that period, or are recognized in that period, and in future periods, when the change affects both the current period and the future periods.

B.
Use of estimates and judgment

The preparation of financial statements in conformity with IFRS’s requires Company management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. It is hereby clarified that actual results may differ from these estimates.

In formulating the accounting estimates that are used in the preparation of the Group’s financial statements, Company management is required to make assumptions as to circumstances and events involving significant uncertainty. Company management prepares the estimates on the basis of past experience, various facts, external circumstances, and reasonable assumptions according to the pertinent circumstances of each estimate. The underlying estimates and assumptions are routinely reviewed. Changes in accounting estimates are recognized in the period in which the estimates were amended and in every affected future period.

The following pertains to critical considerations, except for those associated with estimates, which were made by management in the process of applying the Group’s accounting policy, and which have a significant effect on the amounts which were recognized in the financial statements.

Estimate	Main assumptions	Possible implications	Reference
Recognition of project costs as assets
For the purpose of determining whether project costs can be classified as an asset, Group management conducts an assessment in which it evaluates whether the series of statutory permits, land ties, possibility for electricity connection, etc., in the project, lead to the conclusion that the project will produce economic benefits for the Company (in other words, whether the project is expected to reach completion of construction and commercial operation). When regulatory approvals are not expected to be obtained, the Company amortizes the development costs to the statement of income.

		Amortization of development costs to the statement of income.	See Note 2E regarding deferred project costs.
Recoverable amount of a cash generating unit which includes goodwill
The determination of this estimate is based on discounted cash flow forecasts. The determination of cash flows is based on various assumptions regarding the results of the future operation of the cash generating unit.
		Changes in estimates due to changes in these assumptions, or in the discount rate, could affect profit.	See Note 2H for details regarding the impairment of intangible assets